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APPENDIX I.       U.S. SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


          READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                              PLEASE PRINT OR TYPE.


 ______________________________________________________________________________
 1. Name and address of issuer:

    Protective Investment Company
    2801 Highway 280 South
    Birmingham, Alabama 35223
 ______________________________________________________________________________
 2. Name of each series or class of funds for which this notice is filed:

    Global Income Fund, International Equity Fund, Capital Growth Fund,
    Growth & Income Fund, Select Equity Fund, Small Cap Fund and
    Money Market Fund
 ______________________________________________________________________________
 3. Investment Company Act File Number:  811-8674


   Securities Act File Number:  33-71592
 ______________________________________________________________________________
 4. Last day of fiscal year for which this notice is filed:

    December 31, 1995
 ______________________________________________________________________________
 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                           [ ]
 ______________________________________________________________________________
 6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable (see instruction A.6):


 ______________________________________________________________________________
 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                     None

 ______________________________________________________________________________
 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                     None


 ______________________________________________________________________________
 9. Number and aggregate sale price of securities sold during the fiscal year:

    Shares sold   25,799,461
    $ Value     $195,970,130

  _____________________________________________________________________________

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 ______________________________________________________________________________
 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     Shares Sold        25,799,461
     $ Value          $195,970,130

 ______________________________________________________________________________

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     Included in #9


 ______________________________________________________________________________

 12. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during       $ 195,970,130
         the fiscal year in reliance on rule 24f-2          ___________________
         (from Item 10):

    (ii) Aggregate price of shares issued in connection     +           N/A
         with dividend reinvestment plans (from Item 11,    ___________________
         if applicable):

   (iii) Aggregate price of shares redeemed or repurchased  -    23,963,705
         during the fiscal year (if applicable):            ___________________

    (iv) Aggregate price of shares redeemed or repurchased  +             0
         and previously applied as a reduction to filing    ___________________
         fees pursuant to rule 24e-2 (if applicable):

     (v) Net aggregate price of securities sold and issued  =  172,006,425
         during the fiscal year in reliance on rule 24f-2   ___________________
         [Line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):

    (vi) Multiplier prescribed by Section 6(b) of the       x            0
         Securities Act of 1933 or other applicable law or ___________________ regulation (see Instruction C.6):

   (vii) Fee due [line (i) or line (v) multiplied by                     0 (*)
         line (vi)]:                                        ___________________

INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
              THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.
_______________________________________________________________________________
 13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                           [ ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


_______________________________________________________________________________
                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)*  Lizabeth R. Nichols
                             ____________________________________________

                             Vice President
                             ____________________________________________


  Date 2/29/96
      _________________________

* Please print the name and title of the signing officer below the signature.

_______________________________________________________________________________

(*) Registrant's shares sold exclusively to an unmanaged separate account organized as a unit investment trust.